Summary of Significant Accounting Policies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Asset Impairment Charges
Impairment charge	$ 0	$ 73,000,000
Goodwill
Goodwill	5,871,000,000			$ 6,012,000,000	$ 5,696,000,000
Goodwill impairment charge	$ 0	73,000,000
Lease, Practical Expedient, Lessor Single Lease Component [true false]	true
Long-Lived Assets
Asset Impairment Charges
Impairment charge	$ 0	0
Equity Method Investments
Asset Impairment Charges
Impairment charge	0	0
Financial Assets
Asset Impairment Charges
Impairment charge	0	0
TECO Energy
Goodwill
Goodwill	5,868,000,000
GBPC
Goodwill
Goodwill
Goodwill impairment charge		$ 73,000,000
NMGC
Goodwill
Goodwill impairment charge	$ 0